Leases - Narrative (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 29, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Option to extend term (in years)		10 years
Option to terminate, period (in years)		1 year
Operating lease cost		€ 4,900	€ 5,100
Variable lease costs		(200)	(400)
Sublease income		100	100	€ 900
Amount to be received for settlement of claims	€ 2,600
Gain on lease modification	1,200
Amount to be paid for settlement of claims	500
Operating lease right-of-use assets	34,700	45,028	48,323
Total operating lease liabilities	36,400	€ 45,267	€ 47,536
Termination, January 1 2021
Lessee, Lease, Description [Line Items]
Accrued penalty	6,700
Termination, May 31, 2023
Lessee, Lease, Description [Line Items]
Accrued penalty	€ 2,300
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term (in years)		1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term (in years)		15 years